Workers' Compensation And Black Lung (Tables)	12 Months Ended
Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Summary Of Black Lung And Workers' Compensation Expenses

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Service costs	$ 385	$ 378	$ 491
Interest cost	186	231	312
Amortization of (gain)	(145)	(295)	-
Benefit cost	$ 426	$ 314	$ 803

Classification Of Net Amounts Recognized For Workers' Compensation And Black Lung Benefits

	December 31,
	2013	2012
	(in thousands)
Current liability—postretirement benefits	$ (334)	$ (227)
Non-current liability—postretirement benefits	(5,786)	(6,520)
Net amount recognized	$ (6,120)	$ (6,747)

Workers' Compensation And Black Lung Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Summary Of Black Lung And Workers' Compensation Expenses

	Year Ended December 31,
	2013	2012	2011
Black lung benefits:	(in thousands)
Service cost	$ 736	$ 1,215	$ 156
Interest cost	469	466	110
Actuarial (gain)/loss	(1,584)	693	1,231
Total black lung	(379)	2,374	1,497
Workers' compensation expense	2,743	1,018	4,049
Total expense	$ 2,364	$ 3,392	$ 5,546

Classification Of Net Amounts Recognized For Workers' Compensation And Black Lung Benefits

	December 31,
	2013	2012
	(in thousands)
Black lung claims	$ 7,251	$ 8,513
Workers' compensation claims	10,159	9,846
Total obligations	$ 17,410	$ 18,359
Less current portion	(1,190)	(1,784)
Non-current obligations	$ 16,220	$ 16,575

Black Lung Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Changes In Benefit Liability

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Benefit obligations at beginning of year	$ 8,513	$ 6,392	$ 5,055
Service cost	736	1,215	156
Interest cost	469	466	110
Actuarial (gain)/loss	(1,584)	693	1,231
Benefits and expenses paid	(883)	(253)	(160)
Benefit obligations at end of year	$ 7,251	$ 8,513	$ 6,392